Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment, net of related accumulated depreciation and impairment

				Advances and
				Property, Plant		Other Items of
			Other Fixtures,	and Equipment		Property,	Other Items	Other Items
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	of Leased	of Leased	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Land and	Plant and	Depreciation	Impairment	Total
							Buildings	machinery	(Note 25.3)	(Note 25.5)
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2019	235,309	1,487,047	11,945	123,364	59,408	36,341	—	—	(907,355)	(157,197)	888,862
IFRS 16 Adjustments at 1 January 2019	—	—	—	—	—	—	12,417	18,055	(9,703)	—	20,769
Additions	74	1,409	32	34,039	—	—	777	3,089	(103,121)	(1,224)	(64,925)
Disposals and other	(13,160)	(78,774)	(3,399)	(7,426)	—	(2,195)	—	—	48,560	48,775	(7,619)
Transfers from/(to) other accounts	408	38,445	220	(39,073)	—	—	—	—	—	—	—
Exchange differences	(2,822)	(8,908)	36	(1,881)	94	317	104	189	9,091	2,000	(1,780)
Business combinations (Note 5)	—	—	—	—	—	—	—	—	—	—	—
Business disposals	(23,223)	(165,382)	(15)	(2,372)	—	—	—	—	96,591	—	(94,401)
Balance at December 31, 2019	196,586	1,273,837	8,819	106,651	59,502	34,463	13,298	21,333	(865,937)	(107,646)	740,906
Additions	1,391	11,095	302	27,059	—	30	3,374	1,405	(101,006)	(71,929)	(128,279)
Disposals and other	(780)	(17,664)	(612)	(1,715)	—	—	—	—	17,337	4	(3,430)
Transfers from/(to) other accounts	904	15,830	—	(16,861)	—	—	—	127	—	(6,937)	(6,937)
Exchange differences	9,924	48,487	(87)	8,895	(177)	(1,305)	916	1,581	(45,901)	(4,559)	17,774
Balance at December 31, 2020	208,025	1,331,585	8,422	124,029	59,325	33,188	17,588	24,446	(995,507)	(191,066)	620,034